Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000912763
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2016
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015